Long-Term Liabilities - Schedule of Presented in the Statement of Financial Position (Details) - Long Term Liabilities [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Presented in the Statement of Financial Position [Line Items]
In current liabilities	$ 270	$ 265
In non-current liabilities	172	147
Total	$ 442	$ 412